Accrued Expenses - Schedule of Accrued Expenses (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of accrued expenses [abstract]
Selling and marketing services	$ 19,080	R$ 73,932	R$ 76,228
Provision for sales with a right of return	981	3,803
Freight	4,475	17,340	11,087
Gift card	1,993	7,722	7,191
Information technology	1,574	6,099	3,460
Acquisition of fixed assets and intangible	563	2,182	1,710
Rentals	1,091	4,226	2,987
Services	2,887	11,188	4,047
Employees benefits	542	2,099	3,566
Other	2,099	8,130	10,090
Total accrued expenses	$ 35,285	R$ 136,721	R$ 120,366